400 Howard Street P.O. Box 7101 San Francisco, CA 94105 Tel +1.415.670.4663 Fax +1.415.618.5675 Jack.Gee@BlackRock.com

February 12, 2016

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

RE:	iShares, Inc. (the “Registrant”)
Securities Act File No. 33-97598
Investment Company Act File No. 811-09102

Ladies and Gentlemen:

On behalf of the Registrant and pursuant to Rule 497 under the Securities Act of 1933, as amended, attached for filing are exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information in the 497 filing, dated January 28, 2016 to the prospectus for iShares MSCI Israel Capped ETF. The purpose of this filing is to submit the 497 filing, dated January 28, 2016 in XBRL.

If you have any questions regarding this filing, please contact Benjamin Haskin of Willkie Farr & Gallagher LLP at (202) 303-1124 or me at (415) 670-4663.

Very truly yours,

/s/ Jack Gee
Jack Gee

cc: Benjamin Haskin, Esq.